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                              UNITED STATES                   OMB APPROVAL
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                    SECURITIES AND EXCHANGE COMMISSION     OMB Number: 3235-0456
                          Washington, D.C. 20549        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         Legg Mason Cash Reserve Trust
         100 Light Street
         Baltimore, MD 21202

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    2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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    3.   Investment Company Act File Number:

            811-2853

         Securities Act File Number:

            2-62218

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    4(a). Last day of fiscal year for which this Form is filed:

            August 31, 1999

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    4(b). [  ] Check box if this Form is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c). [   ] Check box if this is the last time the issuer will be filing this Form.

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    5.   Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                   $5,373,142,853.00
                                                               -----------------

         (ii) Aggregate price of
              securities redeemed or
              repurchased during the
              fiscal year                    $5,018,533,274.23
                                              ----------------

         (iii)Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 1, 1995
              that were not previously used
              to reduce registration fees
              payable to the Commission:     $               0
                                              ----------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                    $5,018,533,274.23
                                                               -----------------

         (v)  Net sales - if item 5(i) is
              greater than Item 5(iv)
              [subtract item 5(iv) from
              Item 5(i)]:                                      $  354,609,578.77
                                                               -----------------

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         (vi) Redemption credits
              available for use in future
              years -- if Item 5(i) is       $(              0)
              less than  Item 5(iv)           -----------------
              [subtract Item 5(iv) from
              Item 5(i)]:
     ---------------------------------------------------------------

         (vii) Multiplier for determining
               registration fee (See
               Instruction C.9):                              =$        0.000278
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        (viii) Registration fee due
               [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no
               fee is due):                                   =$       98,581.46
                                                               -----------------

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    6.   Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that
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         were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
         here:     0.
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    7.    Interest  due - if this Form is being  filed   more than 90 days after
          the end of the Issuer's fiscal year (see Instruction D):

                                                              +$               0
                                                               -----------------

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    8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$       98,581.46
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    9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           November 29, 1999

                 Method of Delivery:

                             [X]   Wire Transfer

                             [ ]   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Marie K. Karpinski
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                           Marie K. Karpinski
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                           Vice President and Treasurer
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Date:  November 29, 1999
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 *Please print the name and title of the signing officer below the signature.